Rondure Overseas Fund
PORTFOLIO OF INVESTMENTS
January 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.34%)
Argentina (1.99%)
Globant SA(a)	2,019	$327,441

Australia (3.20%)
Domino's Pizza Enterprises, Ltd.	4,022	216,819
REA Group, Ltd.	1,993	178,716
Sonic Healthcare, Ltd.	5,859	131,227
		526,762

Belgium (1.75%)
Melexis NV	1,495	159,253
Warehouses De Pauw CVA	4,044	128,243
		287,496

Britain (11.13%)
Abcam PLC, ADR(a)	7,614	105,606
Bunzl PLC	9,013	330,878
Dechra Pharmaceuticals PLC	9,455	335,332
Diploma PLC	3,933	133,043
Endava PLC, ADR(a)	5,217	458,418
Greggs PLC	8,817	294,417
Rightmove PLC	23,939	173,938
		1,831,632

Canada (3.02%)
Dollarama, Inc.	2,747	164,277
Gildan Activewear, Inc.	5,375	168,535
Metro, Inc./CN	3,018	163,812
		496,624

China (4.59%)
Hangzhou Oxygen Plant Group Co., Ltd., Class A	34,200	195,095
Silergy Corp.	9,000	183,145
Skshu Paint Co., Ltd.(a)	11,100	204,111
Yifeng Pharmacy Chain Co., Ltd., Class A	20,500	172,549
		754,900

Colombia (2.69%)
Parex Resources, Inc.	26,027	443,059

France (2.64%)
Alten SA	1,095	168,252
Bureau Veritas SA	4,317	123,429
Virbac SA	469	142,329
		434,010

Germany (7.30%)
CTS Eventim AG & Co., KGaA(a)	3,720	261,131
MTU Aero Engines AG	1,335	333,632
Nemetschek SE	3,133	167,503
Puma SE	6,420	438,409
		1,200,675

India (2.79%)
Radico Khaitan, Ltd.	17,491	241,644
WNS Holdings, Ltd., ADR(a)	2,569	217,671
		459,315

Indonesia (1.68%)
Avia Avian Tbk PT	1,887,300	81,859
Sumber Alfaria Trijaya Tbk PT	1,026,600	194,061
		275,920

Ireland (2.65%)
ICON PLC, ADR(a)	815	188,029
Keywords Studios PLC	7,038	247,198
		435,227

Italy (5.86%)
DiaSorin SpA	1,348	175,482
Recordati Industria Chimica e Farmaceutica SpA	5,612	245,852
Reply SpA	2,932	380,593
Sesa SpA	1,197	162,883
		964,810

Japan (8.53%)
M&A Capital Partners Co., Ltd.(a)	5,500	186,285
MatsukiyoCocokara & Co.	7,700	384,110
MonotaRO Co., Ltd.	13,100	198,444
OBIC Business Consultants Co., Ltd.	6,600	259,197
Tsuruha Holdings, Inc.	5,100	375,501
		1,403,537

	Shares	Value (Note 2)
Malaysia (3.31%)
Heineken Malaysia Bhd	82,800	$544,158

Mexico (9.77%)
Arca Continental SAB de CV	51,000	449,861
Becle SAB de CV	139,800	338,837
GMexico Transportes SAB de CV(b)(c)	248,500	536,577
Grupo Aeroportuario del Centro Norte SAB de CV	30,800	281,396
		1,606,671

Netherlands (1.68%)
Euronext NV(b)(c)	3,421	277,209

New Zealand (4.91%)
Freightways, Ltd.	38,220	235,495
Mainfreight, Ltd.	3,810	176,346
Restaurant Brands New Zealand, Ltd.	96,505	396,815
		808,656

Norway (1.49%)
TGS ASA	14,760	244,383

Philippines (2.77%)
Philippine Seven Corp.(a)	122,300	167,799
Wilcon Depot, Inc.	491,200	287,731
		455,530

Poland (1.01%)
Allegro.eu SA(a)(b)(c)	23,902	166,371

South Africa (0.88%)
Clicks Group, Ltd.	9,529	145,334

South Korea (1.51%)
LG H&H Co., Ltd.	410	248,566

Sweden (1.51%)
Loomis AB	8,345	248,159

Switzerland (1.12%)
Flughafen Zurich AG(a)	1,009	183,834

Taiwan (4.48%)
ASPEED Technology, Inc.	3,000	212,455
Sinbon Electronics Co., Ltd.	26,000	249,801
Taiwan FamilyMart Co., Ltd.	41,000	275,276
		737,532

Thailand (1.71%)
Bangkok Bank PCL	58,200	280,575

United States (3.37%)
Genpact, Ltd.	11,713	553,791

TOTAL COMMON STOCKS
(Cost $14,791,814)		16,342,177

TOTAL INVESTMENTS (99.34%)
(Cost $14,791,814)		$16,342,177

Other Assets In Excess Of Liabilities (0.66%)		109,279

NET ASSETS (100.00%)		$16,451,456

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, these securities had a total aggregate market value of $980,157 representing 5.96% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2023, the aggregate market value of those securities was $980,157, representing 5.96% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2023) (Unaudited)
Consumer	35.6%
Technology	26.5%
Industrials	16.8%
Health Care	8.0%
Energy & Materials	7.1%
Financials	5.3%
Cash, Cash Equivalents, & Other Net Assets	0.7%
Total	100%

Industry Composition (January 31, 2023) (Unaudited)
IT Services	14.3%
Food & Staples Retailing	11.5%
Beverages	9.6%
Hotels, Restaurants & Leisure	5.5%
Pharmaceuticals	4.4%
Trading Companies & Distributors	4.0%
Textiles, Apparel & Luxury Goods	3.7%
Road & Rail	3.3%
Semiconductors & Semiconductor Equipment	3.3%
Chemicals	2.9%
Capital Markets	2.8%
Transportation Infrastructure	2.8%
Oil, Gas & Consumable Fuels	2.7%
Software	2.6%
Electronic Equipment, Instruments & Components	2.5%
Air Freight & Logistics	2.5%
Interactive Media & Services	2.2%
Aerospace & Defense	2.0%
Specialty Retail	1.8%
Banks	1.7%
Entertainment	1.6%
Personal Products	1.5%
Energy Equipment & Services	1.5%
Commercial Services & Supplies	1.5%
Life Sciences Tools & Services	1.1%
Health Care Equipment & Supplies	1.1%
Multiline Retail	1.0%
Internet & Direct Marketing Retail	1.0%
Other Industries (each less than 1%)	2.9%
Cash and Other Assets, Less Liabilities	0.7%
Total	100.0%

Rondure New World Fund
PORTFOLIO OF INVESTMENTS
January 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.19%)
Brazil (4.53%)
B3 SA - Brasil Bolsa Balcao	900,000	$2,299,509
MercadoLibre, Inc.(a)	2,328	2,750,974
Pet Center Comercio e Participacoes SA	948,200	1,352,357
TOTVS SA	231,000	1,366,533
WEG SA	443,900	3,351,789
		11,121,162

Chile (0.85%)
Sociedad Quimica y Minera de Chile SA, ADR	21,445	2,091,745

China (26.27%)
Alibaba Group Holding, Ltd.(a)	831,400	11,430,643
ANTA Sports Products, Ltd.	194,700	2,953,330
China Resources Beer Holdings Co., Ltd.	140,000	1,053,959
China Tourism Group Duty Free Corp., Ltd.	191,000	6,047,767
H World Group, Ltd.	671,400	3,192,167
Hangzhou Oxygen Plant Group Co., Ltd., Class A	278,200	1,587,001
Kweichow Moutai Co., Ltd., Class A	4,400	1,206,349
Li Ning Co., Ltd.	271,500	2,683,958
LONGi Green Energy Technology Co., Ltd., Class A	544,376	3,902,325
Meituan, Class B(a)(b)(c)	22,580	504,796
Sany Heavy Industry Co., Ltd.	718,200	1,868,360
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	25,000	1,236,005
Sichuan Swellfun Co., Ltd., Class A	132,500	1,605,486
Skshu Paint Co., Ltd.(a)	153,177	2,816,681
Tencent Holdings, Ltd.	225,800	11,002,990
Tsingtao Brewery Co., Ltd., Class H	416,800	4,024,136
Yifeng Pharmacy Chain Co., Ltd., Class A	155,900	1,312,214
Yum China Holdings, Inc.	99,867	6,050,741
		64,478,908

Greece (0.29%)
JUMBO SA	39,200	703,939

Hong Kong (3.07%)
Hong Kong Exchanges & Clearing, Ltd.	167,700	7,542,742

India (12.26%)
3M India, Ltd.	1,575	449,674
Asian Paints, Ltd.	36,352	1,213,955
Blue Dart Express, Ltd.	11,662	901,249
Dabur India, Ltd.	180,000	1,229,043
Divi's Laboratories, Ltd.	38,909	1,580,960
HCL Technologies, Ltd.	253,230	3,491,942
HDFC Bank, Ltd.	250,449	4,928,497
Honeywell Automation India, Ltd.	355	170,477
IndiaMart InterMesh, Ltd.(b)(c)	18,967	1,055,648
Marico, Ltd.	31,400	191,414
Nestle India, Ltd.	7,995	1,860,030
Nippon Life India Asset Management, Ltd.(b)(c)	127,098	387,361
Pidilite Industries, Ltd.	13,575	378,718
Schaeffler India, Ltd.	37,145	1,226,039
SKF India, Ltd.	25,683	1,380,847
Tata Consultancy Services, Ltd.	109,053	4,501,018
Tech Mahindra, Ltd.	212,443	2,652,674
United Breweries, Ltd.	66,362	1,292,346
United Spirits, Ltd.(a)	127,406	1,200,007
		30,091,899

Indonesia (6.72%)
Ace Hardware Indonesia Tbk PT	22,990,800	752,758
Avia Avian Tbk PT	29,435,200	1,276,718
Bank Central Asia Tbk PT	4,012,300	2,277,017
Bank Rakyat Indonesia Persero Tbk PT	16,986,200	5,209,123
Indofood CBP Sukses Makmur Tbk PT	3,669,700	2,474,429
Mayora Indah Tbk PT	5,063,900	801,557
Sumber Alfaria Trijaya Tbk PT	13,423,000	2,537,381

	Shares	Value (Note 2)
Indonesia (continued)
Unilever Indonesia Tbk PT	3,757,500	$1,169,640
		16,498,623

Malaysia (5.78%)
Carlsberg Brewery Malaysia Bhd	631,000	3,486,815
Heineken Malaysia Bhd	895,700	5,886,497
MR DIY Group M Bhd(b)(c)	5,205,800	2,325,297
Public Bank Bhd	2,496,900	2,485,458
		14,184,067

Mexico (9.87%)
Arca Continental SAB de CV	249,700	2,202,553
Becle SAB de CV	924,500	2,240,736
Coca-Cola Femsa SAB de CV, ADR	64,778	4,934,788
GMexico Transportes SAB de CV(b)(c)	2,290,203	4,945,150
Grupo Aeroportuario del Centro Norte SAB de CV	322,533	2,946,740
Grupo Aeroportuario del Pacifico SAB de CV, Class B	76,900	1,324,499
Grupo Aeroportuario del Sureste SAB de CV, Class B	51,955	1,407,769
Prologis Property Mexico SA de CV	594,842	1,939,898
Wal-Mart de Mexico SAB de CV	583,200	2,277,919
		24,220,052

Philippines (4.05%)
International Container Terminal Services, Inc.	778,800	2,960,639
Monde Nissin Corp.(b)(c)	4,037,000	978,449
Philippine Seven Corp.(a)	1,678,447	2,302,882
Wilcon Depot, Inc.	6,319,700	3,701,898
		9,943,868

Poland (1.53%)
Allegro.eu SA(a)(b)(c)	358,600	2,496,053
Dino Polska SA(a)(b)(c)	13,912	1,260,354
		3,756,407

Qatar (0.40%)
Qatar Gas Transport Co., Ltd.	944,402	988,441

South Africa (1.87%)
Capitec Bank Holdings, Ltd.	18,808	1,942,609
Clicks Group, Ltd.	172,634	2,632,966
		4,575,575

South Korea (3.26%)
Kangwon Land, Inc.(a)	172,681	3,308,896
LG H&H Co., Ltd.	7,743	4,694,261
		8,003,157

Taiwan (6.49%)
Airtac International Group	75,857	2,594,247
Chroma ATE, Inc.	530,000	3,289,026
momo.com, Inc.	55,480	1,476,410
President Chain Store Corp.	234,000	2,107,777
Sinbon Electronics Co., Ltd.	479,700	4,608,824
Taiwan FamilyMart Co., Ltd.	274,000	1,839,646
		15,915,930

Thailand (6.99%)
Airports of Thailand PCL(a)	721,000	1,625,936
Bangkok Bank PCL	1,351,400	6,514,944
Bangkok Dusit Medical Services PCL, Class F	1,685,000	1,523,504
Bumrungrad Hospital PCL	324,100	2,135,976
CP ALL PCL	2,064,000	4,169,195
TOA Paint Thailand PCL	1,136,200	1,172,960
		17,142,515

United Arab Emirates (0.86%)
Aramex PJSC	2,133,000	2,105,939

Vietnam (2.10%)
FPT Corp.	479,028	1,710,019
Saigon Beer Alcohol Beverage Corp.	221,920	1,792,698
Vincom Retail JSC(a)	1,305,705	1,659,918
		5,162,635

TOTAL COMMON STOCKS
(Cost $205,295,254)		238,527,604

	Shares	Value (Note 2)
Vietnam (continued)
TOTAL INVESTMENTS (97.19%)
(Cost $205,295,254)		$238,527,604

Other Assets In Excess Of Liabilities (2.81%)		6,899,938

NET ASSETS (100.00%)		$245,427,542

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023, these securities had a total aggregate market value of $13,953,108 representing 5.69% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2023, the aggregate market value of those securities was $13,953,108, representing 5.69% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2023) (Unaudited)
Consumer	47.5%
Financials	15.1%
Technology	15.0%
Industrials	12.5%
Energy & Materials	4.5%
Health Care	2.6%
Cash, Cash Equivalents, & Other Net Assets	2.8%
Total	100%

Industry Composition (January 31, 2023) (Unaudited)
Beverages	12.5%
Banks	9.4%
Food & Staples Retailing	8.3%
Internet & Direct Marketing Retail	7.6%
Specialty Retail	6.1%
Hotels, Restaurants & Leisure	5.2%
IT Services	5.0%
Interactive Media & Services	4.5%
Transportation Infrastructure	4.3%
Capital Markets	4.2%
Chemicals	4.1%
Electronic Equipment, Instruments & Components	3.3%
Machinery	3.0%
Food Products	2.6%
Personal Products	2.4%
Textiles, Apparel & Luxury Goods	2.3%
Road & Rail	2.0%
Semiconductors & Semiconductor Equipment	1.6%
Health Care Providers & Services	1.5%
Electrical Equipment	1.4%
Air Freight & Logistics	1.2%
Other Industries (each less than 1%)	4.7%
Cash and Other Assets, Less Liabilities	2.8%
Total	100.0%

Notes to Quarterly Statements of Investments

January 31, 2023 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Rondure New World Fund and the Rondure Overseas Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds each offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

The Funds may invest in warrants to participate in an anticipated increase in the market value of the security. A warrant entitles the holder to buy a security at a set price during a set period of time. If such market value increases, the warrant may be exercised and sold at a gain. A loss will be incurred if the market value decreases or if the term of the warrant expires before it is exercised. Warrants convey no rights to dividends or voting. An implied pricing method is used to value the rights.

When such prices or quotations are not available, or when Rondure Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date

Notes to Quarterly Statements of Investments

January 31, 2023 (Unaudited)

The following is a summary of each Fund’s investments in the fair value hierarchy as of January 31, 2023:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure New World Fund
Common Stocks*	$238,527,604	$–	$–	$238,527,604
Total	$238,527,604	$–	$–	$238,527,604

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure Overseas Fund
Common Stocks
China	$571,755	$183,145	$–	$754,900
Ireland	188,029	247,198	–	435,227
Other*	15,152,050	–	–	15,152,050
Total	$15,911,834	$430,343	$–	$16,342,177

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

For the three months ended January 31, 2023, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates are separately disclosed.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

Notes to Quarterly Statements of Investments

January 31, 2023 (Unaudited)

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.